Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Net income	$ 292	$ 681	$ 984
Adjustments to reconcile net income to net cash provided by operating activities:
Losses (gains) on debt repurchases	3	(1)	(21)
Goodwill and acquired intangible asset impairment and amortization expense	23	36	12
Stock-based compensation expense	35	26	29
Unrealized gains on derivative and hedging activities	(83)	(328)	(781)
Provisions for losses	426	429	581
(Increase) decrease in restricted cash — other	(1)	10	66
(Increase) decrease in accrued interest receivable	(29)	(26)	175
Increase (decrease) in accrued interest payable	11	(92)	(42)
Decrease in other assets	485	628	1,046
Decrease in other liabilities	(5)	(6)	(139)
Total net cash provided by operating activities	1,157	1,357	1,910
Investing activities
Education loans acquired	(7,456)	(3,683)	(3,736)
Reduction of education loans:
Installment payments	14,738	14,923	13,933
Proceeds from sales of education loans			569
Other investing activities, net	(87)	35	131
Proceeds from maturities of available-for-sale securities		2	1
Purchases of other securities	(1)	(44)	(187)
Proceeds from maturities of other securities	23	49	97
Purchase of subsidiaries, net of cash acquired	(216)		(342)
Total net cash provided by investing activities	7,496	11,411	10,686
Financing activities
Borrowings collateralized by loans in trust — issued	8,440	6,691	5,011
Borrowings collateralized by loans in trust — repaid	(13,919)	(13,226)	(14,706)
Long-term notes issued	1,613	1,231	493
Long-term notes repaid	(1,464)	(2,603)	(2,787)
Other financing activities, net	(79)	(244)	(245)
Common stock repurchased	(440)	(755)	(945)
Common dividends paid	(176)	(201)	(240)
Total net cash used in financing activities	(8,388)	(13,109)	(12,445)
Net increase (decrease) in cash and cash equivalents	265	(341)	151
Cash and cash equivalents at beginning of period	1,253	1,594	1,443
Cash and cash equivalents at end of period	1,518	1,253	1,594
Cash disbursements made (refunds received) for:
Interest	2,872	2,301	1,981
Income taxes paid	157	249	88
Income taxes received	(1)	(4)	(14)
Noncash activity:
Investing activity - Education loans and restricted cash acquired	1,746
Operating activity - Other assets acquired and other liabilities assumed, net	137
Financing activity - Borrowings assumed in acquisition of education loans and restricted cash	1,883
Asset-backed Securities, Securitized Loans and Receivables [Member]
Financing activities
Asset-backed commercial paper conduits, net	(2,363)	(4,002)	974
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Reduction of education loans:
Decrease in restricted cash — variable interest entities	$ 495	$ 129	$ 220